Share Based Payments - Equity incentive plan - Non-vested share awards (Tables)	12 Months Ended
Dec. 31, 2012
Share Based Payments [Abstract]
Non Vested Share Awards Details
	Grant date	Final Vesting date	Total shares granted	Grant date fair value	Shares cancelled	Shares vested	Non-vested share awards
A	November 21, 2006	December 31, 2010	4,000	$91.10	112	3,888	-
B	August 27, 2007	December 31, 2009	4,650	$158.05	100	4,550	-
C	December 28, 2007	December 31, 2010	2,000	$189.70	467	1,533	-
D	February 5, 2008	December 31, 2011	600	$173.70	125	475	-
E	May 13, 2008	June 30, 2011	400	$199.00	-	400	-
F	December 19, 2008	December 31, 2010	2,000	$48.15	-	2,000	-
G	December 19, 2008	December 31, 2011	1,200	$48.15	267	933	-
H	January 23, 2009	December 31, 2012	860	$52.50	188	672	-
I	August 18, 2009	December 31, 2011	100,000	$40.25	-	100,000	-
J	November 10, 2009	December 31, 2010	198,711 (1)	$44.25	-	198,711	-
K	November 10, 2009	December 31, 2011	2,000	$44.25	-	2,000	-
L	November 10, 2009	December 31, 2012	1,200	$44.25	400	800	-
M	February 1, 2010	December 31, 2013	1,200	$44.45	215	762	223
N	November 19, 2010	September 30, 2012	150,000	$37.10	-	150,000	-
O	November 19, 2010	December 31, 2012	4,000	$37.10	-	4,000	-
P	January 31, 2011	December 31, 2013	4,000	$30.90	314	2,474	1,212
Q	December 1, 2011	December 31, 2013	100,000	$7.50	-	50,000	50,000
R	December 1, 2011	December 31, 2013	4,000	$7.50	-	2,000	2,000
S	January 3, 2012	December 31, 2013	3,500	$6.65	-	1,750	1,750
T	February 3, 2012	December 31, 2013	6,300	$6.10	-	3,150	3,150
TOTAL			590,621		2,188	530,098	58,335

Non Vested Shares Activity
	Number of Shares	Weighted Average Fair Value
Non-vested, December 31, 2011	184,447	$30.90
Granted	9,800	6.31
Cancelled	(184)	38.67
Vested	(135,728)	33.37
Non-vested, December 31, 2012	58,335	$10.08